Performance Management	Jul. 29, 2026
Matisse Discounted Closed-End Fund Strategy
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com/MDCEX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.86% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -37.13% (quarter ended March 31, 2020). The Fund’s year-to-date return as of June 30, 2026, was 6.54%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	6.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(37.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025 (returns with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns
Periods Ended December 31, 2025 (returns with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception[1]
Institutional Class Shares
Before taxes After Taxes on Distributions After Taxes on Distributions and Sale of Shares	28.03% 23.10% 17.27%	15.96% 10.98% 10.80%	12.16% 8.47% 8.44%	9.74% 6.20% 6.32%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%	7.27%
S-Network Composite Closed-End Fund Total Return Index	13.04%	6.35%	7.88%	6.69%
First Trust Composite Closed-End Fund Index	14.64%	6.25%	7.48%	6.03%
1.	The Institutional Class Shares commenced operations on October 31, 2012.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://fundinfopages.com/MDCEX
Matisse Discounted Bond CEF Strategy
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com/MDFIX.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.85% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -9.90% (quarter ended June 30, 2022). The Fund’s year-to-date return as of June 30, 2026, was 0.97%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	0.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025 (returns with maximum sales charge)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]

Average Annual Total Returns

Periods Ended December 31, 2025 (returns with maximum sales charge)	Past 1 Year	Since Inception*
Institutional Class Shares
Before taxes After taxes on distributions After taxes on distributions and sale of Shares	8.07% 4.83% 5.03%	8.50% 6.07% 5.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.10%
Bloomberg VLI High Yield Index	8.79%	6.40%

Periods Ended December 31, 2025 (returns with maximum sales charge)	Past 1 Year	Since Inception*
FT Taxable Fixed Income CEF Index	6.45%	8.14%
*	The Institutional Class Shares commenced operations on April 30, 2020.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.

Performance Availability Website Address [Text]	https://fundinfopages.com/MDFIX